Current and long-term debt - Convertible senior notes due 2022 (Details)								1 Months Ended		12 Months Ended
	Nov. 25, 2019	Sep. 10, 2019	Jun. 30, 2019	Mar. 13, 2019	Dec. 05, 2018	Sep. 20, 2018	Jun. 06, 2018	May 31, 2018 USD ($) $ / shares	Mar. 31, 2018 business_day	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 31, 2018 USD ($)	Jun. 30, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings										$ 2,552,473,000	$ 2,910,315,000
Interest expense on borrowings										162,738,000	145,871,000	$ 86,703,000
Non-cash accretion										11,375,000	13,225,000	$ 12,211,000
Convertible Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued								$ 188,500,000					$ 15,000,000	$ 360,000,000.0
Convertible Senior Notes Due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued								$ 188,500,000					15,000,000
Convertible conversion rate	0.02574	0.02566	0.02558	0.02548	0.02534	0.02521	0.02508	0.025
Initial conversion price (in USD per share) | $ / shares								$ 40.00
Borrowings								$ 154,300,000		180,100,000	171,500,000		12,200,000
Carrying amount of equity component								$ 34,200,000					$ 2,800,000
Interest expense on borrowings										6,100,000	3,800,000
Non-cash accretion										$ 8,600,000	$ 4,900,000
Borrowings, Redemption, Period One [Member] | Convertible Senior Notes Due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Threshold consecutive or non-consecutive trading days									15 days
Threshold consecutive trading days									25 days
Common stock closing price as percentage of conversion price minimum									130.00%
Repurchased face amount percentage									100.00%
Borrowings, Redemption, Period Two [Member] | Convertible Senior Notes Due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Threshold consecutive trading days									5 days
Common stock closing price as percentage of conversion price minimum									98.00%
Threshold trading days | business_day									5